Leases - Lease payments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Future minimum payments	$ 621	$ 630
Effect of discounting	(58)	(73)
Total	563	557	$ 567
Less than one year
Leases
Future minimum payments	191	188
Between 1 and 5 years
Leases
Future minimum payments	356	361
More than five years
Leases
Future minimum payments	$ 74	$ 81